CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS (98.57%)
Communication Services (9.13%)
Interactive Media & Services (9.13%)
Alphabet, Inc. Class A, Class A(a)	2,080	$5,078,923
Alphabet, Inc. Class C, Class C(a)	1,985	4,975,046
Facebook, Inc., Class A(a)	14,100	4,902,711
		14,956,680

Total Communication Services		14,956,680

Consumer Discretionary (9.05%)
Automobiles (1.66%)
Tesla, Inc.(a)	4,000	2,718,800

Household Durables (1.68%)
Mohawk Industries, Inc.(a)	14,270	2,742,552

Internet & Direct Marketing Retail (5.71%)
Amazon.com, Inc.(a)	2,720	9,357,235

Total Consumer Discretionary		14,818,587

Consumer Staples (4.75%)
Food Products (4.75%)
Archer-Daniels-Midland Co.	58,680	3,556,008
Bunge, Ltd.	54,140	4,231,041
		7,787,049

Total Consumer Staples		7,787,049

Energy (19.40%)
Oil, Gas & Consumable Fuels (19.40%)
APA Corp.	231,160	4,999,991
Chevron Corp.	42,590	4,460,877
Cimarex Energy Co.	44,000	3,187,800
EQT Corp.(a)	160,000	3,561,600
Exxon Mobil Corp.	111,400	7,027,112
Kinder Morgan, Inc.	260,000	4,739,800
The Williams Cos., Inc.	143,110	3,799,570
		31,776,750
Total Energy		31,776,750

Financials (3.26%)
Banks (1.49%)
JPMorgan Chase & Co.	15,710	2,443,533

Diversified Financial Services (1.77%)
Berkshire Hathaway, Inc., Class B(a)	10,400	2,890,368

Total Financials		5,333,901

Health Care (2.46%)
Health Care Providers & Services (1.12%)
UnitedHealth Group, Inc.	4,590	1,838,020

	Shares	Value
Health Care (continued)
Pharmaceuticals (1.34%)
Johnson & Johnson	13,250	$2,182,805

Total Health Care		4,020,825

Industrials (7.16%)
Aerospace & Defense (3.57%)
L3Harris Technologies, Inc.	13,400	2,896,410
Textron, Inc.	43,000	2,957,110
		5,853,520

Machinery (1.74%)
PACCAR, Inc.	31,900	2,847,075

Road & Rail (1.85%)
Knight-Swift Transportation Holdings, Inc.	66,620	3,028,545

Total Industrials		11,729,140

Information Technology (24.68%)
IT Services (1.16%)
Visa, Inc., Class A	8,100	1,893,942

Semiconductors & Semiconductor Equipment (5.21%)
Applied Materials, Inc.	22,710	3,233,904
Micron Technology, Inc.(a)	35,110	2,983,648
NVIDIA Corp.	2,900	2,320,290
		8,537,842

Software (7.85%)
Microsoft Corp.	47,427	12,847,974

Technology Hardware, Storage & Peripherals (10.46%)
Apple, Inc.	101,070	13,842,547
Western Digital Corp.(a)	46,200	3,288,054
		17,130,601
Total Information Technology		40,410,359

Materials (16.39%)
Chemicals (10.46%)
Corteva, Inc.	74,000	3,281,900
Eastman Chemical Co.	27,050	3,158,087
LyondellBasell Industries, Class A	30,710	3,159,138
Mosaic Co.	89,910	2,869,028
Olin Corp.	100,700	4,658,382
		17,126,535

Metals & Mining (5.93%)
Barrick Gold Corp.	195,460	4,042,113
Freeport-McMoRan, Inc.	78,930	2,929,092
Southern Copper Corp.	42,600	2,740,032
		9,711,237

Total Materials		26,837,772

	Shares	Value
Real Estate (2.29%)
Equity Real Estate Investment Trusts (REITs) (2.29%)
Weyerhaeuser Co.	108,840	$3,746,273

Total Real Estate		3,746,273

TOTAL COMMON STOCKS
(Cost $92,470,437)		161,417,336

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (0.76%)
Puts
S&P 500® Index:
12/16/2021	$3,825.00	153	$65,751,750	1,242,360

Total Puts				1,242,360

TOTAL PURCHASED OPTIONS
(Cost $1,563,806)				1,242,360

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.23%)
Money Market Fund (0.23%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.010%	369,428	369,428

TOTAL SHORT TERM INVESTMENTS
(Cost $369,428)			369,428

TOTAL INVESTMENTS (99.56%)
(Cost $94,403,671)			$163,029,124
Other Assets In Excess Of Liabilities (0.44%)			722,971
NET ASSETS (100.00%)			$163,752,095

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS (97.72%)
ASIA (16.35%)
Australia (4.21%)
Health Care Providers & Services (0.66%)
Ramsay Health Care, Ltd.	5,900	$278,536

Multi-Utilities (1.04%)
AGL Energy, Ltd.	71,000	436,622

Transportation Infrastructure (2.51%)
Transurban Group	99,330	1,060,030

Total Australia		1,775,188

China (1.50%)
Independent Power and Renewable Electricity Producers (1.50%)
Datang International Power Generation Co., Ltd., Class H	3,761,000	629,716

Total China		629,716

Hong Kong (2.87%)
Electric Utilities (1.61%)
CK Infrastructure Holdings, Ltd.	114,000	679,804

Water Utilities (1.26%)
Beijing Enterprises Water Group, Ltd.	1,397,800	529,285

Total Hong Kong		1,209,089

Japan (6.28%)
Diversified Telecommunication Services (0.94%)
Nippon Telegraph & Telephone Corp.	15,200	396,025

Wireless Telecommunication Services (5.34%)
KDDI Corp.	17,900	558,293
SoftBank Corp.	32,400	423,902
SoftBank Group Corp.	18,100	1,266,731
		2,248,926
Total Japan		2,644,951

New Zealand (1.49%)
Diversified Telecommunication Services (1.49%)
Spark New Zealand, Ltd.	187,600	629,433

Total New Zealand		629,433

TOTAL ASIA
(Cost $6,420,462)		6,888,377

EUROPE (18.85%)
Denmark (0.60%)
Electric Utilities (0.60%)
Orsted AS(a)(b)	1,800	252,581

Total Denmark		252,581

	Shares	Value
Denmark (continued)
Electric Utilities (continued)

France (1.13%)
Diversified Telecommunication Services (0.60%)
Orange SA	22,370	$255,039

Multi-Utilities (0.53%)
Engie SA	16,200	221,942

Total France		476,981

Germany (2.50%)
Diversified Telecommunication Services (1.95%)
Deutsche Telekom AG	39,010	823,912

Multi-Utilities (0.55%)
E.ON SE	20,000	231,315

Total Germany		1,055,227

Great Britain (2.80%)
Diversified Telecommunication Services (0.64%)
BT Group PLC(c)	100,000	268,360

Multi-Utilities (0.94%)
National Grid PLC	31,160	396,898

Wireless Telecommunication Services (1.22%)
Vodafone Group PLC	305,440	512,679

Total Great Britain		1,177,937

Greece (1.40%)
Diversified Telecommunication Services (1.40%)
Hellenic Telecommunications Organization SA	35,200	590,597

Total Greece		590,597

Italy (3.74%)
Diversified Telecommunication Services (1.38%)
Telecom Italia SpA	1,172,000	582,144

Electric Utilities (1.62%)
Enel SpA	73,640	683,878

Transportation Infrastructure (0.74%)
Atlantia SpA(c)	17,130	310,162

Total Italy		1,576,184

Spain (5.45%)
Diversified Telecommunication Services (1.65%)
Cellnex Telecom SA(a)(b)	6,300	401,299
Telefonica SA	62,900	293,934
		695,233
Electric Utilities (2.89%)
Iberdrola SA	55,165	672,433
Red Electrica Corp. SA	29,400	545,749
		1,218,182

	Shares	Value
Spain (continued)
Transportation Infrastructure (0.91%)
Abertis Infraestructuras SA(d)	1,200	$26,124
Aena SME SA(a)(b)(c)	2,170	355,856
		381,980
Total Spain		2,295,395

Sweden (1.23%)
Construction & Engineering (1.23%)
Skanska AB, B Shares	19,500	517,229

Total Sweden		517,229

TOTAL EUROPE
(Cost $7,345,086)		7,942,131

NORTH AMERICA (60.02%)
Canada (11.73%)
Oil, Gas & Consumable Fuels (11.73%)
Enbridge, Inc.	68,880	2,757,756
Pembina Pipeline Corp.	18,800	597,396
TC Energy Corp.	32,000	1,583,479
		4,938,631
Total Canada		4,938,631

United States (48.29%)
Diversified Telecommunication Services (12.32%)
AT&T, Inc.	82,302	2,368,651
Verizon Communications, Inc.	50,398	2,823,800
		5,192,451
Electric Utilities (8.94%)
American Electric Power Co., Inc.	4,270	361,199
Duke Energy Corp.	6,669	658,364
Eversource Energy	2,897	232,455
Exelon Corp.	8,958	396,929
NextEra Energy, Inc.	17,304	1,268,037
The Southern Co.	9,029	546,345
Xcel Energy, Inc.	4,603	303,246
		3,766,575
Equity Real Estate Investment Trusts (REITs) (1.02%)
Uniti Group, Inc.	40,510	429,001

Health Care Providers & Services (5.57%)
HCA Healthcare, Inc.	9,397	1,942,736
Universal Health Services, Inc., Class B	2,750	402,682
		2,345,418
Multi-Utilities (3.74%)
Dominion Energy, Inc.	7,129	524,481
DTE Energy Co.	1,710	221,616
Public Service Enterprise Group, Inc.	4,299	256,822
Sempra Energy	2,365	313,315
WEC Energy Group, Inc.	2,900	257,955
		1,574,189
Oil, Gas & Consumable Fuels (12.23%)
Cheniere Energy, Inc.(c)	7,900	685,246
Kinder Morgan, Inc.	102,996	1,877,617
ONEOK, Inc.	15,402	856,967
The Williams Cos., Inc.	65,200	1,731,060
		5,150,890

		Shares	Value
United States (continued)
Road & Rail (1.35%)
Knight-Swift Transportation Holdings, Inc.		12,500	$568,250

Water Utilities (0.58%)
American Water Works Co., Inc.		1,590	245,067

Wireless Telecommunication Services (2.54%)
T-Mobile US, Inc.(c)		7,400	1,071,742

Total United States			20,343,583

TOTAL NORTH AMERICA
(Cost $21,771,102)			25,282,214

SOUTH AMERICA (2.50%)
Brazil (1.20%)
Water Utilities (1.20%)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR		68,100	503,940

Total Brazil			503,940

Chile (1.30%)
Electric Utilities (1.30%)
Enel Americas SA, ADR		75,800	547,276

Total Chile			547,276

TOTAL SOUTH AMERICA
(Cost $1,019,455)			1,051,216

TOTAL COMMON STOCKS
(Cost $36,556,105)			41,163,938

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.14%)
Money Market Fund (1.14%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.010%	482,201	482,201

TOTAL SHORT TERM INVESTMENTS
(Cost $482,201)			482,201

			Value
TOTAL INVESTMENTS (98.86%)
(Cost $37,038,306)			$41,646,139
Other Assets In Excess Of Liabilities (1.14%)			479,620
NET ASSETS (100.00%)			$42,125,759

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2021, these securities had a total aggregate market value of $1,009,736, representing 2.40% of net assets.

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $1,009,736, representing 2.40% of net assets.
(c)	Non-income producing security.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. (See Note 3)

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.:

(a)	Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts are ordinarily valued at the closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds (each, an “Underlying Fund”), the Fund calculates the net asset value of its shares using the reported net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange on each day the Exchange is open by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) each day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund and Infrastructure Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)	The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2020 remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)	The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan and shareholder services plan are charged to each respective fund or share class.

(h)	The Funds intend to distribute to shareholders all of their net income and/or capital gains on an annual basis. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is separately disclosed and is included in net realized and net change in unrealized gains or losses on foreign currencies.

(k)	Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

2) FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).
Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of June 30, 2021:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$161,417,336	$–	$–	$161,417,336
Short Term Investments	369,428	–	–	369,428
Purchased Options	1,242,360	–	–	1,242,360
Total	$163,029,124	$–	$–	$163,029,124

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$41,137,814	$–	$26,124	$41,163,938
Short Term Investments	482,201	–	–	482,201
Total	$41,620,015	$–	$26,124	$41,646,139

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

The following is a summary of valuation techniques and quantitative information used in determining the fair value of the Centre Global Infrastructure Fund’s Level 3 investments at June 30, 2021:

Asset Type	Balance as of September 30, 2020	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2021	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2021
Common Stock	$25,832	$-	$292	$-	$-	$-	$-	$26,124	$292
	$25,832	$-	$292	$-	$-	$-	$-	$26,124	$292

The following discloses the Funds’ use of derivative instruments.

A Fund may use derivative contracts, such as exchange-traded options and futures, that are related to stock market or bond indices, foreign exchange, fixed income or other securities, or be exposed to exchange-traded derivative products. A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or more Funds may use derivatives, such as exchange-traded options and futures, that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to. Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of its overall investment positions, subject to any restrictions set forth in the Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is netted to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended June 30, 2021 the Centre American Select Equity Fund held $1,242,360 in purchased options.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.